Securities Act Registration No. 333-73104
Investment Company Act Registration No. 811-10571

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 18	[X]
And/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 19	[X]

BLUE CHIP INVESTOR FUNDS (Exact Name of Registrant as Specified in Charter)

1939 Friendship Drive, Suite C
El Cajon, CA	92020
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (619) 588-9700 Ross C. Provence Blue Chip Investor Funds 1939 Friendship Drive, Suite C El Cajon, CA 92020

(Name and Address of Agent for Service)

Copies to: Donald S. Mendelsohn Thompson Hine LLP 312 Walnut Street, 14th Floor Cincinnati, Ohio 45202-4089

It is proposed that this filing will become effective (check appropriate box)
[X] immediately upon filing pursuant to paragraph (b)
[	] on (date) pursuant to paragraph (b)
[	] 60 days after filing pursuant to paragraph (a)(1)
[	] on (date) pursuant to paragraph (a)(1)
[	] on 75 days after filing pursuant to paragraph (a)(2)
[	] on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
[	] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of El Cajon, State of California, on the 15th day of May, 2014.

BLUE CHIP INVESTOR FUNDS

By: /s/ Ross C. Provence Ross C. Provence, Trustee

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Ross C. Provence		May 15, 2014
Ross C. Provence	Trustee
President

/s/ Jeffrey R. Provence		May 15, 2014
Jeffrey R. Provence	Trustee
Secretary
Treasurer and
Chief Financial Officer

Allen C. Brown*	Trustee

George Cossolias*	Trustee

* By: /s/ Jeffrey R. Provence
Jeffrey R. Provence, Attorney-In-Fact

Date: May 15, 2014

BLUE CHIP INVESTOR FUNDS
EXHIBIT INDEX
Index No.	Description of Exhibit
101.INS	XBRL Instance Document
101.SCH	XBRL Taxonomy Extension Schema Document
101.CAL	XBRL Taxonomy Extension Calculation Linkbase
101.DEF	XBRL Taxonomy Extension Definition Linkbase
101.LAB	XBRL Taxonomy Extension Labels Linkbase
101.PRE	XBRL Taxonomy Extension Presentation Linkbase